Mandatorily redeemable Series C preferred shares (Details) - CAD CAD / shares in Units, CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2013
Class of Stock [Line Items]
Preferred stock redemption price per share (in CAD per share)	CAD 25
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2017	CAD 1,871,864
2018	461,058
2019	284,243
2020	147,264
2021	157,626
Thereafter to 2031	979,210
Preferred shares series C, noncurrent	CAD 17,552	CAD 17,548
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares	100		100,000
Preferred stock redemption price per share (in CAD per share)	CAD 53,400
Disclosure Estimated Dividend And Redemption Payments [Abstract]
Less amounts representing interest	CAD (9,996)
Total Preferred shares series C	18,460
Less current portion	(908)
Preferred shares series C, noncurrent	CAD 17,552
Executives of company | Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued, shares	36
Dividends Payable | Series C Preferred Stock
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2017	CAD 908
2018	1,068
2019	1,282
2020	1,344
2021	1,364
Thereafter to 2031	17,150
Redemption amount	5,340
Estimated dividend and redemption payments	CAD 28,456